Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2018
Prepayments and other assets [Abstract]
Prepayments and other assets
	December 31,
	2018	2017
Bunkers	-	216
Other prepayments and other assets	171	210
Total	171	426